Net debt (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of net cash flow to movement in net debt
Reconciliation of net cash flow to movement in net debt

	2018	2017	2016
	£m	£m	£m
(Decrease)/increase in cash and cash equivalents	(807)	984	4
(Decrease)/increase in financial investments	(5,953)	5,675	391
Decrease/(increase) in borrowings and related derivatives[1]	1,209	(3,715)	(1,100)
Net interest paid on the components of net debt[2]	808	1,955	810
Change in debt resulting from cash flows	(4,743)	4,899	105
Changes in fair value of financial assets and liabilities and exchange movements	2,098	(2,273)	(515)
Net interest charge on the components of net debt	(1,017)	(2,401)	(913)
Disposal of UK Gas Distribution	—	5,890	—
Other non-cash movements	(66)	(64)	(87)
Movement in net debt (net of related derivative financial instruments) in the year	(3,728)	6,051	(1,410)
Net debt (net of related derivative financial instruments) at start of year	(19,274)	(25,325)	(23,915)
Net debt (net of related derivative financial instruments) at end of year	(23,002)	(19,274)	(25,325)

Schedule of components of net debt
Net debt is made up as follows:

	2018	2017	2016
	£m	£m	£m
Cash, cash equivalents and financial investments	3,023	9,880	3,125
Borrowings and bank overdrafts	(26,625)	(28,638)	(28,344)
Financing derivatives[1]	600	(516)	(106)
	(23,002)	(19,274)	(25,325)

1.
The financing derivatives balance included in net debt excludes the commodity derivatives and the Further Acquisition Agreement (FAA) derivative (see note 16). Included within the financing derivatives balance is £12 million (2017: £18 million; 2016: £(16) million) of derivative cash flows in relation to capital expenditure. This is included within investing activities and not financing activities in the cash flow statement.

2.	Excludes £27 million (2017: £nil; 2016: £nil) cash interest from the Quadgas HoldCo Limited shareholder loan included within interest received in the cash flow statement.

Schedule of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Analysis of changes in net debt

	Cash and cash equivalents £m	Bank overdrafts £m	Net cash and cash equivalents £m	Financial investments £m	Borrowings £m	Financing derivatives £m	Total[1] £m
At 1 April 2016	127	(3)	124	2,998	(28,341)	(106)	(25,325)
Cash flow	1,001	(17)	984	5,624	(2,196)	487	4,899
Fair value gains and losses and exchange movements	16	—	16	141	(1,527)	(903)	(2,273)
Interest income/(charges)[2]	—	—	—	53	(2,221)	(233)	(2,401)
Other non-cash movements	—	—	—	—	(294)	230	(64)
Disposal	(5)	20	15	(75)	5,941	9	5,890
At 31 March 2017	1,139	—	1,139	8,741	(28,638)	(516)	(19,274)
Cash flow[2]	(807)	—	(807)	(5,983)	2,108	(61)	(4,743)
Fair value gains and losses and exchange movements	(3)	—	(3)	(149)	1,088	1,162	2,098
Interest income/(charges)[2]	—	—	—	85	(1,117)	15	(1,017)
Other non-cash movements	—	—	—	—	(66)	—	(66)
At 31 March 2018	329	—	329	2,694	(26,625)	600	(23,002)
Balances at 31 March 2018 comprise:
Non-current assets	—	—	—	—	—	1,170	1,170
Current assets	329	—	329	2,694	—	375	3,398
Current liabilities	—	—	—	—	(4,447)	(620)	(5,067)
Non-current liabilities	—	—	—	—	(22,178)	(325)	(22,503)
	329	—	329	2,694	(26,625)	600	(23,002)

1.	Includes accrued interest at 31 March 2018 of £197 million (2017: £210 million; 2016: £243 million).

2.
An exceptional income of £3 million (2017: £1,313 million expense; 2016: £nil) is included in net interest charge on the components of net debt and an exceptional cash outflow of £231 million (2017: £1,052 million; 2016: £nil) is included in cash flow on the components of net debt.